Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund), Class A)	0 Months Ended
Mar. 29, 2012
(Oppenheimer International Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(26.70%)
Annual Return 2003	53.21%
Annual Return 2004	16.47%
Annual Return 2005	14.08%
Annual Return 2006	29.61%
Annual Return 2007	12.38%
Annual Return 2008	(41.51%)
Annual Return 2009	37.78%
Annual Return 2010	14.69%
Annual Return 2011	(7.71%)